Related Party Transactions - Schedule of Related Party Transactions (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Accounts payable - related parties	$ 790		$ 790		$ 86	$ 1,406
Expenses- related parties	2,162	$ 279	2,787	$ 1,790	3,416	3,359
AE Industrial
Related Party Transaction [Line Items]
Accounts payable - related parties	46		46		46	946
Expenses- related parties	989	150	1,139	450	2,301	645
G.S. Precision
Related Party Transaction [Line Items]
Expenses- related parties	0	0	223	0
Redwire Corporation
Related Party Transaction [Line Items]
Accounts payable - related parties	744		744		40	30
Expenses- related parties	1,173	0	1,425	797	572	1,781
Belcan, LLC
Related Party Transaction [Line Items]
Accounts payable - related parties						430
Expenses- related parties	$ 0	$ 129	$ 0	$ 543	$ 543	$ 933